Corporate information	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Corporate information	Corporate information
ADC Therapeutics SA (the “Company” or “ADCT”) was incorporated on June 6, 2011 under the laws of Switzerland. The registered office of the Company is located at Route de la Corniche 3B, 1066 Epalinges, Switzerland. The Company controls three wholly-owned subsidiaries: ADC Therapeutics America, Inc. (“ADCT America”), which was incorporated in Delaware, USA on December 10, 2014, ADC Therapeutics (UK) Ltd (“ADCT UK”), which was incorporated in England on December 12, 2014 and ADC Therapeutics (NL) B.V. which was incorporated in the Netherlands on February 25, 2022. The Company and its three subsidiaries form the ADCT Group (the “Group”).
The Group is focused on the development of antibody drug conjugates (“ADCs”), including research, development, human clinical trials, regulatory approval and commercialization. On April 23, 2021, the U.S. Food and Drug Administration (“FDA”) approved ZYNLONTA for the treatment of relapsed or refractory diffuse large B-cell lymphoma (“DLBCL”) and the Company commenced recognizing revenue upon the sale of ZYNLONTA during the second quarter of 2021. ADCs are drug constructs which combine monoclonal antibodies specific to particular types of cells with cytotoxic molecules or warheads which seek to kill any cancer cell to which the ADC attaches. ADCs have extensive potential therapeutic applications in cancer.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on August 9, 2022.
Going concern basis
ADCT is a commercial-stage company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. The Group’s success may also depend on its ability to:
•establish and maintain a strong patent position and protection;
•develop, gain regulatory approval and commercialize drug products;
•enter into collaborations with partners in the pharmaceutical industry;
•acquire and retain key personnel; and
•acquire additional funding to support its operations.
Since its incorporation, the Group has primarily funded its growth through capital increases and additional funds provided by research collaborations, license agreements, the issuance of the Company’s common shares, the issuance of convertible loans, and proceeds from a royalty purchase agreement (see notes 14, “Convertible loans” and 16, “Deferred royalty obligation”). During the first quarter of 2022 and third quarter of 2022, the Company entered into exclusive license agreements with Mitsubishi Tanabe Pharma Corporation ("MTPC") and Swedish Orphan Biovitrum AB ("Sobi"), respectively, for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan and all territories outside the U.S., greater China, Singapore and Japan, respectively. The Group does not have recourse to bank loans. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans, other than, pursuant to the convertible loans, it must maintain a balance of at least USD 50 million in cash and cash equivalents at the end of each quarter.
As of June 30, 2022, the Group’s cash and cash equivalents amounted to USD 376.8 million (December 31, 2021: USD 466.5 million).
Management believes that the Group has sufficient financial resources to cover its operating costs for at least the next 12 months from the date of issuance of these unaudited condensed consolidated interim financial statements and, as a result, is presenting these unaudited condensed consolidated interim financial statements of the Group on a going concern basis.
COVID – 19
The Group continues to monitor the COVID-19 pandemic and its impact to operations. The Group is commercializing ZYNLONTA using hybrid launch plans. Recently, the Company has seen an increase in face-to-face interactions with physicians, which it believes is a key pillar of its continued success in driving the adoption of ZYNLONTA through ongoing dialogs with the healthcare provider community on ZYNLONTA's differentiated product profile. The Group is in close contact with its principal investigators and clinical sites, which are located in jurisdictions affected by the COVID-19 pandemic and is assessing the impact of the COVID-19 pandemic on its clinical trials, expected timelines and costs on an ongoing basis. In response to the spread of COVID-19, the Group has also modified its business practices based on local guidelines. At this time, Group employees are meeting with investigators and site staff in person as allowed by institutions. The Group continues to closely monitor the potential effects of the COVID-19 pandemic on its clinical trials, commercialization efforts and supply chain, and will work closely with its clinical trial sites and principal investigators, contract research organizations, customers and distributors and contract manufacturing partners to mitigate such impact. As the COVID-19 pandemic continues to evolve, the Group believes the impact to its operations, operating results, cash flows, liquidity and financial condition will be primarily driven by the severity and duration, the impact on the U.S. and global economies, the timing, the availability, and acceptance and effectiveness of vaccines and treatments, particularly against emerging variants of the novel coronavirus, and the scope and effectiveness of national and local governmental responses to the pandemic. Those primary drivers are beyond the Group’s knowledge and control, and as a result, the ultimate impact of the COVID-19 pandemic on the Group's results of operations, cash flows and financial position for the remainder of 2022 and thereafter cannot be reasonably predicted. However, on the basis of the risk mitigation measures undertaken, the Group has concluded that there is no material uncertainty that may cast a significant doubt upon the Group’s ability to continue as a going concern.